Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 285,668	$ 111,218
Short-term investments	469,636	524,220
Accounts receivable, net	32,619	27,840
Prepayments and other current assets	8,801	7,459
Contract assets	962	0
Total current assets	797,686	670,737
Non-current assets:
Property and equipment, net	19,194	16,754
Operating lease right-of-use assets	7,436	0
Intangible assets	6,697	209
Goodwill	56,142	3,089
Long-term investments	53,925	0
Deferred tax assets	0	511
Other non-current assets	3,919	1,604
Total non-current assets	147,313	22,167
Total assets	944,999	692,904
Current liabilities:
Accounts payable (including accounts payable of the variable interest entities ("VIEs") without recourse to the Company of US$5,337 and US$3,751 as of December 31, 2020 and 2021, respectively)	5,309	7,721
Advances from customers (including advances from customers of the VIEs without recourse to the Company of US$1,113 and US$1,491 as of December 31, 2020 and 2021, respectively)	9,068	1,339
Taxes payable (including taxes payable of the VIEs without recourse to the Company of US$254 and US$241 as of December 31, 2020 and 2021, respectively)	2,435	2,171
Current operating lease liabilities (including current operating lease liabilities of the VIEs without recourse to the Company of nil and US$459 as of December 31, 2020 and 2021, respectively)	3,957	0
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the VIEs without recourse to the Company of US$5,035 and US$15,721 as of December 31, 2020 and 2021, respectively)	53,034	23,926
Amounts due to a related party (Note 20)	0	1,150
Total current liabilities	73,803	36,307
Non-current liabilities:
Long term payable (including long term payable of the VIEs without recourse to the Company of nil and US$228 as of December 31, 2020 and 2021, respectively)	495	82
Long-term operating lease liabilities (including long-term operating lease liabilities of the VIEs without recourse to the Company of nil and US$305 as of December 31, 2020 and 2021, respectively)	3,452	0
Deferred tax liabilities (including deferred tax liabilities of the VIEs without recourse to the Company of nil and $43 as of December 31, 2020 and 2021, respectively)	988	52
Total non-current liabilities	4,935	134
Total liabilities	78,738	36,441
Commitments and contingencies (Note 19)
Shareholders' equity
Additional paid-in-capital	1,099,369	818,428
Accumulated other comprehensive loss	3,149	1,941
Accumulated deficit	(236,302)	(163,947)
Total shareholders' equity	866,261	656,463
Total liabilities, and shareholders' equity	944,999	692,904
Common Class A
Shareholders' equity
Ordinary shares	37	33
Common Class B
Shareholders' equity
Ordinary shares	$ 8	$ 8